Reverse Merger Transaction (Tables)	3 Months Ended
Mar. 31, 2012
Notes to Financial Statements
Summary of Net Assets at Estimated Fair Market Value
Cash	$47,425
Current liabilities	$21,308
Net assets acquired	$26,117